Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 27, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:          Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Aasgard Dividend Growth Small & Mid-Cap Fund (S000053195)

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Aasgard Dividend Growth Small & Mid-Cap Fund (the “Fund”), is Post-Effective Amendment No. 722 under the 1933 Act and Amendment No. 724 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of presenting similarly managed account performance information.

Please note that the Staff last provided a full review of the Trust’s registration statement relating to the Fund filed as Post-Effective Amendment No. 686 to the Trust’s Registration Statement on January 8, 2016. The Trust responded to the Staff’s comments via correspondence filed on March 1, 2016, and incorporated those responses in Post-Effective Amendment No. 707 to the Trust’s Registration Statement filed on March 23, 2016.  Therefore, pursuant to Investment Company Act Release No. IC-13768, we hereby request that Post-Effective Amendment No. 722 be afforded selective review limited to only those sections of the registration statement related to the presentation of similarly managed account performance for the Fund.  Selective review would serve to expedite the review process for the Fund as well as use the Staff’s time more effectively.

Pursuant to Rule 485(a)(1) of the 1933 Act, the Trust anticipates that this filing will become effective July 29, 2016.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to address Staff comments, to update any missing information and/or file updated exhibits to the Registration Statement and to add the audited financial statements and certain related financial information for the fiscal year ended March 31, 2016, related to the legacy fund in the same fund family as the Fund.  Subsequently, it is anticipated that the Trust will file a Summary Prospectus under Rule 497(k).

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary
Advisor Series Trust

Enclosures